EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income attributable to the Company	$ (11,148)	$ 412,875	$ 139,972
Weighted average number of shares (in shares)	198,965	195,637	173,576
Dilutive effect of contingently returnable shares (in shares)	0	2,042	5,598
Dilutive effect of share options (in shares)	0	129	141
Denominator for diluted earnings per share (in shares)	198,965	197,808	179,315
Cash dividends per share declared (in dollars per share)	$ 0.00	$ 1.60	$ 0.10